7. SUBORDINATED DEBT: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate at End of Year			Weighted Average Interest Rate During Year
2021	2020	2019	2021	2020	2019

3.16%	3.10%	2.96%	3.12%	3.01%	2.81%